Depreciation, Amortization and Impairment (Details) - Schedule of impairment loss - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment loss
Impairment loss on property and equipment (Note No.15(b))	$ 1,031	$ 2,018	$ 334
Impairment loss on intangibles assets (Note No.14(b))	629	350
Impairment of rights over leased assets (Note No. 15(d))	1	187
Total	$ 1,661	$ 2,555	$ 334